Subsequent Events	12 Months Ended
Dec. 31, 2025
PVH Associates Investment Plan [Member]
Subsequent Events [Line Items]
Subsequent Events

7.  Subsequent Events

The Company has evaluated all subsequent events from the Statement of Net Assets Available for Benefits date through the date the financial statements were issued and no events were noted which warrant adjustments to, or disclosure in the financial statements.